Segment Reporting - Schedule of Consolidated in-Game Purchase Amount of Revenue (Details) - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Less:
Consolidated revenue	$ 13,876,078	$ 9,942,740
Consolidated revenue	40,932,347	41,213,907
Consolidated in-game purchases [Member]
Segment Reporting [Line Items]
Consolidated revenue	48,603,849	49,125,267
Recoup of advances made to game developers [Member]
Less:
Consolidated revenue	1,549,346	1,362,612
Revenue share paid to game developers [Member]
Less:
Consolidated revenue	$ 6,122,156	$ 6,548,748